JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 95.0%(a)
Alabama — 1.6%
Black Belt Energy Gas District, Gas Supply Series 2021A, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/1/2031(b)	5,000	6,105
City of Trussville, Warrants Series 2018A, GO, 4.00%, 8/1/2032	25	30
Montgomery County Public Building Authority, Facilities Project Rev., 5.00%, 3/1/2024(c)	1,000	1,105
Montgomery Water Works and Sanitary Sewer Board
Series 2019A, Rev., 4.00%, 9/1/2036	515	619
Series 2019A, Rev., 4.00%, 9/1/2037	800	960
Series 2019A, Rev., 4.00%, 9/1/2038	830	993
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024(b)	500	537
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024(b)	835	900
UAB Medicine Finance Authority
Series B-2, Rev., 3.50%, 9/1/2035	160	178
Series B-2, Rev., 5.00%, 9/1/2037	30	36

Total Alabama		11,463

Alaska — 0.3%
Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	420	443
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2044	1,500	1,705

Total Alaska		2,148

Arizona — 2.3%
Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project Series 2021A, Rev., 4.00%, 12/15/2051(d)	350	378
Arizona Industrial Development Authority, Children’s National Medical Center Series 2020A, Rev., 3.00%, 9/1/2050	2,600	2,723
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project Series 2021A, Rev., 4.00%, 7/15/2051(d)	250	273
Arizona Industrial Development Authority, Equitable School Revolving Fund
Series 2020A, Rev., 4.00%, 11/1/2045	1,000	1,148
Series 2020A, Rev., 4.00%, 11/1/2050	1,300	1,484
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 4.50%, 1/1/2049	4,000	3,925
Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2051	1,125	1,244
Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 3.00%, 2/1/2045	1,000	1,064
Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project Rev., 5.00%, 7/15/2040(d)	2,515	2,903
City of Chandler, Excise Tax Rev., 5.00%, 7/1/2028	25	30
City of Phoenix Civic Improvement Corp., Civic Plaza Expansion Series 2005B, Rev., BHAC-CR , FGIC, 5.50%, 7/1/2036	125	184
County of Pinal Rev., 4.00%, 8/1/2036	50	59
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC—Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	420
Series 2018A, Rev., 5.00%, 7/1/2033	150	179
Series 2018A, Rev., 5.00%, 7/1/2037	200	237
Maricopa County Special Health Care District, Integrated Health Services Series 2018C, GO, 5.00%, 7/1/2033	10	13
Maricopa County Unified School District No. 11-Peoria, School Improvement GO, 4.00%, 7/1/2034	10	11
University of Arizona (The) Rev., 5.00%, 6/1/2033	40	47

Total Arizona		16,322

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Arkansas — 0.1%
County of Pulaski, Arkansas Children’s Hospital Rev., 5.00%, 3/1/2029	350	417
University of Arkansas, Student Fee, UALR Campus Rev., 5.00%, 10/1/2029	100	118
University of Arkansas, Various Facility Fayetteville Campus Series A, Rev., 5.00%, 11/1/2037	185	221
University of Arkansas, Various Facility Monticello Campus Series 2017A, Rev., 5.00%, 12/1/2027	100	122

Total Arkansas		878

California — 7.1%
Alta Loma School District, Election of 2016 Series 2017A, GO, 5.00%, 8/1/2032	60	74
Bay Area Toll Authority, Toll Bridge Series S-7, Rev., 4.00%, 4/1/2032	35	41
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2039	500	554
California Health Facilities Financing Authority, On Lok Senior Health Service Rev., 5.00%, 8/1/2050	1,000	1,223
California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2025(c)	250	294
California Public Finance Authority, Enso Village Project, Green Bond Series 2021A, Rev., 5.00%, 11/15/2051(d)	500	573
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 5.00%, 10/15/2037	500	587
Rev., 5.00%, 10/15/2047	1,000	1,166
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2022(d)	80	82
Series 2018A, Rev., 5.00%, 8/1/2023(d)	175	187
Series 2018A, Rev., 5.00%, 8/1/2024(d)	160	177
Series 2018A, Rev., 5.00%, 8/1/2025(d)	150	171
Series 2018A, Rev., 5.00%, 8/1/2026(d)	150	175
Series 2018A, Rev., 5.00%, 8/1/2027(d)	150	180
Series 2018A, Rev., 5.00%, 8/1/2028(d)	190	232
California State Public Works Board, Riverside Campus Series 2017H, Rev., 5.00%, 4/1/2027	10	12
California State University, Systemwide
Series 2019A, Rev., 5.00%, 11/1/2036	30	39
Series 2016A, Rev., 5.00%, 11/1/2041	45	54
Series 2017A, Rev., 5.00%, 11/1/2042	30	36
Series 2016A, Rev., 5.00%, 11/1/2045	25	29
California Statewide Communities Development Authority Rev., 4.00%, 11/1/2051	1,150	1,353
California Statewide Communities Development Authority, Marin General Hospital Project, Green Bond Series 2018A, Rev., 4.00%, 8/1/2045	1,500	1,547
City of Los Angeles Department of Airports, International Airport Subordinate
Series A, Rev., AMT, 5.00%, 5/15/2038	1,250	1,326
Series 2019E, Rev., AMT, 5.00%, 5/15/2039	155	195
County of Santa Clara, Campbell Union High School District
GO, 3.00%, 8/1/2030	620	662
GO, 3.00%, 8/1/2031	30	32
CSCDA Community Improvement Authority, Essential Housing, Jefferson-Anaheim
Series 2021A-1, Rev., 2.88%, 8/1/2041(d)	365	351
Rev., 3.13%, 8/1/2056(d)	2,000	1,838
CSCDA Community Improvement Authority, Essential Housing, Oceanaire-Long Beach Series 2021A-2, Rev., 4.00%, 9/1/2056(d)	2,115	2,219
CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Rev., 4.00%, 8/1/2056(d)	1,500	1,552
East Bay Municipal Utility District, Wastewater System Series 2015A-1, Rev., 5.00%, 6/1/2036	2,450	2,819
East Bay Municipal Utility District, Water System Series B, Rev., 5.00%, 6/1/2033	515	593

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Eastern Municipal Water District Financing Authority, Water and Wastewater System
Series 2020A, Rev., 4.00%, 7/1/2037	450	554
Series 2020A, Rev., 4.00%, 7/1/2038	1,000	1,229
El Monte City School District GO, BAN, Zero Coupon, 4/1/2023	900	894
Franklin-Mckinley School District, Election of 2020 Series A, GO, 4.00%, 8/1/2049	1,415	1,616
Huntington Beach Union High School District
COP, AGM, 5.00%, 9/1/2031	115	154
COP, AGM, 4.00%, 9/1/2032	100	124
COP, AGM, 4.00%, 9/1/2033	110	136
COP, AGM, 4.00%, 9/1/2034	115	141
COP, AGM, 4.00%, 9/1/2035	100	122
Los Angeles Community College District, Election of 2008 Series F, GO, 5.00%, 8/1/2023(c)	60	65
Los Angeles County Metropolitan Transportation Authority, Measure J Junior Subordinate Sales Tax Series 2020A, Rev., 5.00%, 6/1/2030	20	27
Los Angeles Department of Water & Power Series 2019D, Rev., 5.00%, 7/1/2038	35	45
Los Angeles Department of Water & Power, Power System Series 2014D, Rev., 5.00%, 7/1/2044	60	66
Los Angeles Unified School District, Election of 2008 Series 2018B-1, GO, 5.00%, 7/1/2037	30	37
Millbrae Redevelopment Agency Successor Agency, Millbrae Redevelopment Project Rev., 4.00%, 8/1/2035	150	165
Moulton-Niguel Water District Rev., 5.00%, 9/1/2038	35	44
Mount San Antonio Community College District, Election of 2008 Series A, GO, 0.00%, 8/1/2043	7,150	8,228
Mountain View Shoreline Regional Park Community Series 2018A, Rev., AGM, 5.00%, 8/1/2034	25	31
Orange County Water District Series A, Rev., 5.00%, 8/15/2034	650	785
Rim of the World Unified School District Series 2010B, GO, AGM, Zero Coupon, 8/1/2039	25	17
Riverside County Transportation Commission, Sales Tax Series 2017A, Rev., 5.00%, 6/1/2039	150	183
Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project COP, AGM, 5.00%, 6/1/2033	1,500	1,597
San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Election of 2008 Series 2012E, GO, Zero Coupon, 7/1/2049	1,000	517
San Lorenzo Valley Unified School District, Election of 2020
Series 2020A, GO, 4.00%, 8/1/2045	1,000	1,156
Series 2020A, GO, 5.00%, 8/1/2050	2,505	3,059
Santa Clara Valley Transportation Authority, Sales Tax Series 2018A, Rev., 5.00%, 6/1/2024	30	34
Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo, Election of 2004 GO, Zero Coupon, 8/1/2037	2,450	1,151
South Monterey County Joint Union High School District, Election of 2018 Series A-1, GO, AGM, 5.00%, 8/1/2035	15	19
State of California GO, AGM, 5.25%, 8/1/2032	5,000	6,932

Total California		49,501

Colorado — 3.6%
Brighton Crossing Metropolitan District No. 6, Limited Tax Series 2020A, GO, 5.00%, 12/1/2050	670	730
Broadway Park North Metropolitan District No. 2, Limited Tax GO, 5.00%, 12/1/2049(d)	650	712
Colorado Crossing Metropolitan District No. 2, Limited Tax Series 2020A-2, GO, 5.00%, 12/1/2050	2,000	2,151
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2051	175	193
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 5.00%, 12/1/2050(d)	740	804

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Colorado Health Facilities Authority, Commonspirit Health Series A-2, Rev., 4.00%, 8/1/2049	2,500	2,848
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2050	675	783
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	1,200
County of Adams COP, 4.00%, 12/1/2040	2,815	3,078
County of El Paso, The Colorado College Project Series 2020A, Rev., 5.00%, 6/1/2031	250	322
Denver Health and Hospital Authority
Series 2019A, Rev., 4.00%, 12/1/2040	1,635	1,893
Series A, Rev., 5.25%, 12/1/2045	1,000	1,072
Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	1,000	1,259
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.25%, 12/1/2050	1,000	1,091
State of Colorado Series 2021A, COP, 5.00%, 12/15/2032	1,500	2,025
State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2041	1,000	1,157
State of Colorado, National Western Center Lease Purchase Financing Program, Tax-Exempt Series 2018A, COP, 5.00%, 9/1/2031	20	25
Transport Metropolitan District No. 3, Limited Tax
Series 2021A-1, GO, 5.00%, 12/1/2041	1,700	1,904
Series 2021A-1, GO, 5.00%, 12/1/2051	1,000	1,109
Vauxmont Metropolitan District, Subordinate Convertible Tax
GO, AGM, 5.00%, 12/15/2024	265	299
GO, AGM, 5.00%, 12/15/2025	250	289

Total Colorado		24,944

Connecticut — 0.9%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series B-2, Rev., 4.00%, 11/15/2032	25	25
Series A-1, Rev., 4.00%, 11/15/2045	65	68
Subseries A-1, Rev., 4.00%, 11/15/2047	230	248
Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series B, Rev., 5.00%, 12/1/2025	1,000	1,169
Connecticut State Health and Educational Facilities Authority, Sacred Heart University Series K, Rev., 4.00%, 7/1/2045	2,875	3,300
State of Connecticut
Series 2016D, GO, 5.00%, 8/15/2026	25	30
Series 2012G, GO, 4.00%, 10/15/2027	45	46
Series A, GO, 5.00%, 4/15/2029	150	183
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2016A, Rev., 5.00%, 9/1/2027	25	30
Series 2018B, Rev., 5.00%, 10/1/2033	55	69
Town of New Canaan
GO, 4.00%, 10/1/2036	240	288
GO, 4.00%, 10/1/2037	370	443
GO, 4.00%, 10/1/2039	100	119
University of Connecticut Series A, Rev., 5.00%, 2/15/2028	15	17

Total Connecticut		6,035

Delaware — 1.4%
County of New Castle GO, 5.00%, 4/1/2027	25	31
Delaware Health Facilities Authority, BayHealth Medical Center Project
Series 2017A, Rev., 4.00%, 7/1/2033	25	29
Series 2017A, Rev., 4.00%, 7/1/2043	1,275	1,438
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	1,000	1,146
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Series A, Rev., 5.00%, 9/1/2036	500	577
Series A, Rev., 5.00%, 9/1/2046	500	570
Rev., 5.00%, 9/1/2050	1,500	1,833

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Delaware State Economic Development Authority, St. Andrews School Project Rev., 4.00%, 7/1/2041	3,000	3,557
University of Delaware Series 2019A, Rev., 5.00%, 11/1/2045	500	752

Total Delaware		9,933

District of Columbia — 1.5%
District of Columbia, Kipp DC Charter School Series A, Rev., 6.00%, 7/1/2023(c)	1,000	1,090
District of Columbia, Kipp DC Project
Series 2017B, Rev., 5.00%, 7/1/2027	30	36
Series 2017B, Rev., 5.00%, 7/1/2037	25	30
Rev., 4.00%, 7/1/2039	600	684
Rev., 4.00%, 7/1/2044	1,240	1,397
District of Columbia, National Public Radio, Inc. Rev., 5.00%, 4/1/2024(c)	25	28
District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2041(d)	250	295
Metropolitan Washington Airports Authority Aviation
Series A, Rev., AMT, 5.00%, 10/1/2030	50	60
Series 2017A, Rev., AMT, 5.00%, 10/1/2032	415	502
Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2042	5,010	6,022

Total District of Columbia		10,144

Florida — 3.1%
City of Jacksonville Series B, Rev., 5.00%, 10/1/2024	20	23
City of Lakeland, Capital Improvement
Series 2021A, Rev., 5.00%, 10/1/2038	200	281
Series 2021A, Rev., 5.00%, 10/1/2039	275	391
Series 2021A, Rev., 5.00%, 10/1/2040	290	421
Series 2021A, Rev., 5.00%, 10/1/2041	200	292
City of Lauderhill, Water and Sewer System Rev., 4.00%, 10/1/2027	15	17
City of Leesburg, Electric System Rev., 5.00%, 10/1/2031	15	18
City of Miami Beach, Stormwater Rev., 4.00%, 9/1/2045	25	27
City of Port St. Lucie, Utility System Rev., 5.00%, 9/1/2028	25	31
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group Rev., 4.00%, 8/15/2042	20	22
City of Tallahassee, Utility System Rev., 5.00%, 10/1/2023	10	11
City of Tampa, H. Lee Moffitt Cancer Center Project Series 2020B, Rev., 5.00%, 7/1/2050	2,790	3,462
City of Tampa, The University of Tampa Project Series 2020A, Rev., 4.00%, 4/1/2050	2,000	2,269
County of Hillsborough, Parks and Recreation Program GO, NATL-RE, 5.25%, 7/1/2025	2,415	2,685
County of Miami-Dade, Public Health Trust Program Series A, GO, 5.00%, 7/1/2036	1,545	1,970
County of Miami-Dade, Subordinate Special Obligation Rev., 4.00%, 10/1/2040	105	117
County of Sarasota, Utility System
Series 2019A, Rev., 5.00%, 10/1/2038	25	31
Series 2016A, Rev., 4.00%, 10/1/2043	65	73
East Central Regional Wastewater Treatment Facilities Operation Board Rev., 5.00%, 10/1/2028	30	37
Florida Atlantic University Finance Corp., Student Housing Project
Series 2019A, Rev., 5.00%, 7/1/2031	15	19
Series 2019B, Rev., 5.00%, 7/1/2034	120	151
Florida Development Finance Corp., The Mayflower Retirement Community Project Series 2021A, Rev., 4.00%, 6/1/2041(d)	2,325	2,587
Florida Governmental Utility Authority
Rev., AGM, 4.00%, 10/1/2034	600	711
Rev., AGM, 4.00%, 10/1/2035	1,000	1,185
Rev., AGM, 4.00%, 10/1/2036	370	436
Florida Gulf Coast University Financing Corp., Housing Project
Series 2020A, Rev., 4.00%, 2/1/2035	300	355
Series 2020A, Rev., 4.00%, 2/1/2037	730	861
Series 2020A, Rev., 4.00%, 2/1/2038	535	628

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Florida State Board of Governors, International University Dormitory Series 2015A, Rev., 4.00%, 5/1/2034	30	33
Monroe County School District
Series A, COP, 5.00%, 6/1/2032	100	121
Series A, COP, 5.00%, 6/1/2034	40	48
Orange County Convention Center, Tourist Development Tax Series 2016A, Rev., 4.00%, 10/1/2036	40	46
Orange County Health Facilities Authority, Orlando Health Obligated Group Series B, Rev., 4.00%, 10/1/2045	215	237
South Broward Hospital District, Memorial Healthcare System Rev., 5.00%, 5/1/2023	10	11
State of Florida Department of Transportation Turnpike System Series 2018A, Rev., 5.00%, 7/1/2033	55	69
Volusia County Educational Facility Authority, Embry Riddle Aeronautical University, Inc., Project
Series 2020A, Rev., 4.00%, 10/15/2037	725	840
Series 2020A, Rev., 4.00%, 10/15/2038	750	868
Series 2020A, Rev., 4.00%, 10/15/2039	350	404

Total Florida		21,788

Georgia — 4.3%
Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., GTD, 4.00%, 7/1/2050	1,450	1,703
Dalton Development Authority, Hamilton Health Care System Rev., NATL-RE, 5.50%, 8/15/2026	1,985	2,211
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System Rev., 4.00%, 8/15/2041	1,000	1,129
Development Authority for Fulton County, WellStar Health System, Inc., Project Series 2020A, Rev., 4.00%, 4/1/2050	2,080	2,381
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	500	567
George L Smith II Congress Center Authority, Convention Center Hotel Second Series 2021B, Rev., 5.00%, 1/1/2054(d)	1,145	1,331
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	2,000	2,327
Georgia Housing and Finance Authority, Single Family Mortgage Subseries A-1, Rev., AMT, 4.00%, 6/1/2044	65	67
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2038	1,000	1,180
Main Street Natural Gas, Inc., Gas Supply
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/1/2023(b)	5,000	5,289
Series 2019B, Rev., 4.00%, 12/2/2024(b)	8,600	9,456
Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Third Indenture Series A, Rev., NATL-RE, 5.25%, 7/1/2028	110	141
Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 4.00%, 9/1/2041	750	893
Private Colleges and Universities Authority, Mercer University Project Rev., 4.00%, 10/1/2050	1,350	1,568

Total Georgia		30,243

Hawaii — 0.3%
City & County Honolulu, Wastewater System Series 2019B, Rev., 5.00%, 7/1/2040	35	44
City & County of Honolulu Series A, GO, 5.00%, 10/1/2037	1,970	2,268

Total Hawaii		2,312

Idaho — 0.0%(e)
Idaho Health Facilities Authority, Trinity Health Credit Group Series 2016ID, Rev., 5.00%, 12/1/2045	75	88
University of Idaho
Series 2018A, Rev., 5.00%, 4/1/2028(c)	20	25
Series 2018A, Rev., 5.00%, 4/1/2035	5	6

Total Idaho		119

Illinois — 4.5%
City of Rockford, Waterworks System Series 2018B, GO, 4.00%, 12/15/2022	105	109

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Community Unit School District No. 427 DeKalb and Kane Counties Illinois, Limited Tax
Series 2021B, GO, 4.00%, 2/1/2039	410	473
Series 2021B, GO, 4.00%, 2/1/2040	455	523
Series 2021B, GO, 4.00%, 2/1/2041	465	533
Cook County Forest Preserve District, Limited Tax Series B, GO, 5.00%, 12/15/2037	295	302
County of Cook GO, 5.00%, 11/15/2034	700	836
County of Du Page, The Morton Abroretum Project Rev., 3.00%, 5/15/2047	3,335	3,464
DuPage and Cook Counties Township High School District No. 86 Hinsdale, School Building GO, 4.00%, 1/15/2039	800	914
Hoffman Estates Park District GO, 4.00%, 12/1/2044	25	27
Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2040	105	133
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2016A, Rev., 5.00%, 11/1/2031	10	12
Illinois Finance Authority, Presence Health Network
Series 2016C, Rev., 4.00%, 2/15/2027(c)	20	23
Series 2016C, Rev., 4.00%, 2/15/2041	930	1,049
Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2051	500	573
Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc.
Series C, Rev., 5.00%, 3/1/2033	305	360
Series 2017C, Rev., 5.00%, 3/1/2034	205	242
Illinois Finance Authority, Township High School District Rev., 4.00%, 12/1/2031	20	24
Illinois State Toll Highway Authority
Series 2019C, Rev., 5.00%, 1/1/2031	3,000	3,844
Series 2019A, Rev., 4.00%, 1/1/2044	65	76
Lake County Community Consolidated School District No. 3 Beach Park
GO, AGM, 4.00%, 2/1/2034	620	720
GO, AGM, 4.00%, 2/1/2035	500	579
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project Series 2002A, Rev., AGM-CR, NATL-RE, Zero Coupon, 12/15/2040	5,000	3,094
Northern Illinois University, Board of Trustees, Auxiliary Facilities System Rev., 4.00%, 10/1/2043	325	381
Sales Tax Securitization Corp.
Series C, Rev., 5.00%, 1/1/2026	3,500	4,089
Series C, Rev., 5.25%, 1/1/2043	1,500	1,871
State of Illinois
Series 2012A, GO, 4.00%, 1/1/2024	15	15
GO, 5.00%, 5/1/2024	205	227
Series D, GO, 5.00%, 11/1/2024	325	365
GO, 4.00%, 8/1/2025	25	26
GO, 4.00%, 3/1/2026	10	10
Series 2012A, GO, 5.00%, 1/1/2027	25	25
GO, 5.00%, 5/1/2027	175	193
GO, 5.00%, 6/1/2027	25	29
GO, 5.00%, 11/1/2028	20	24
Series 2012A, GO, 4.00%, 1/1/2029	45	45
Series 2012A, GO, 4.00%, 1/1/2030	225	226
GO, 5.50%, 1/1/2030	20	26
GO, 4.13%, 11/1/2031	20	22
GO, 4.00%, 6/1/2033	15	17
GO, 4.00%, 6/1/2036	25	27
GO, 4.00%, 6/1/2037	45	49
GO, 5.50%, 7/1/2038	3,000	3,226
State of Illinois Sales Tax
Series 2016C, Rev., 5.00%, 6/15/2022	25	25
Series D, Rev., 5.00%, 6/15/2027	15	18
Village of Arlington Heights GO, 4.00%, 12/1/2034	130	147
Village of Bolingbrook Series A, GO, AGM, 5.00%, 1/1/2033	1,000	1,223
Village of Hoffman Estates GO, 5.00%, 12/1/2033	80	99
Village of Midlothian
GO, AGM, 4.00%, 1/1/2022	10	10
GO, AGM, 4.00%, 1/1/2023	10	10
GO, AGM, 4.00%, 1/1/2024	75	80
GO, AGM, 4.00%, 1/1/2025	40	44
GO, AGM, 4.00%, 1/1/2026	65	73
GO, AGM, 4.00%, 1/1/2027	85	98
GO, AGM, 4.00%, 1/1/2028	65	76
GO, AGM, 4.00%, 1/1/2029	95	114

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Will County School District No. 86 Joliet, Limited Tax Series A, GO, 4.00%, 3/1/2024	220	237
Winnebago and Boone Counties School District No. 205 Rockford Series B, GO, 3.75%, 2/1/2033	35	37

Total Illinois		31,094

Indiana — 1.5%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041(d)	500	497
City of Lafayette, Local Income Tax Rev., 4.00%, 6/30/2028	180	211
Clarksville Redevelopment Authority Rev., 5.00%, 1/15/2031	30	38
Gary Community School Corp. GO, 4.00%, 7/15/2023	230	243
Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 5.00%, 1/15/2023	10	11
Rev., 4.00%, 7/15/2031	240	276
Rev., 4.00%, 7/15/2032	350	400
Indiana Finance Authority, Ascension Senior Credit Group Series 2006 B-1, Rev., 4.00%, 11/15/2046	15	17
Indiana Finance Authority, Butler University Project Rev., 4.00%, 2/1/2040	25	29
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project
Series 2020A, Rev., 5.00%, 7/1/2040	170	194
Series 2020A, Rev., 5.00%, 7/1/2055	460	516
Indiana Finance Authority, Educational Facilities, Valparaiso University Project
Rev., 5.00%, 10/1/2028	260	318
Rev., 5.00%, 10/1/2030	240	304
Rev., 5.00%, 10/1/2031	250	324
Indiana Finance Authority, Goshen Health
Series A, Rev., 5.00%, 11/1/2032	15	19
Series A, Rev., 4.00%, 11/1/2043	1,125	1,269
Indiana Finance Authority, Marian University Project Series A, Rev., 5.00%, 9/15/2034	1,100	1,332
Indiana Finance Authority, Parkview Health System, Inc. Series A, Rev., 4.00%, 11/1/2048	50	57
Indiana Finance Authority, State Revolving Fund Program Series 2011A, Rev., 5.00%, 2/1/2022(c)	4,000	4,033
Indiana Municipal Power Agency, Power Supply System Series 2016A, Rev., 5.00%, 1/1/2042	30	35
Merrillville Building Corp. Rev., 4.00%, 7/15/2034	35	41
University of Southern Indiana, Student Fee Series M, Rev., 5.00%, 10/1/2029	25	32

Total Indiana		10,196

Iowa — 0.0%(e)
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2016D, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 7/1/2046	305	321
Iowa Finance Authority, State Revolving Fund Rev., 5.00%, 8/1/2034	15	18

Total Iowa		339

Kansas — 0.0%(e)
Leavenworth County Unified School District No. 464 Series B, GO, 4.00%, 9/1/2022	50	51

Kentucky — 0.3%
City of Ashland, Kings Daughters Medical Center Series 2016A, Rev., 4.00%, 2/1/2036	1,750	1,918
Commonwealth of Kentucky, State Office Building Project COP, 4.00%, 6/15/2032	30	33
Kentucky Turnpike Authority, Revitalization Projects Series B, Rev., 5.00%, 7/1/2023	30	32
Pike County School District Finance Corp., School Building Rev., 4.00%, 2/1/2028	20	22

Total Kentucky		2,005

Louisiana — 1.1%
City of Ruston, Sales Tax Rev., AGM, 5.00%, 6/1/2024	10	11
Lafayette Consolidated Government
GO, 5.00%, 3/1/2029	125	159
GO, 5.00%, 3/1/2030	150	193
Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson Parish Projects Rev., 5.00%, 4/1/2029	100	118

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051(d)	1,140	1,250
Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Series 2015A1, Rev., 5.00%, 6/1/2039	25	30
Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056(d)	740	781
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2047	1,055	1,192
St. Tammany Parish Hospital Service District No. 1, St. Tammany Parish Hospital Project Series A, Rev., 4.00%, 7/1/2043	50	56
State of Louisiana Series 2019A, GO, 5.00%, 3/1/2035	2,000	2,520
Tobacco Settlement Financing Corp. Series 2013A, Rev., 5.25%, 5/15/2035	1,000	1,064

Total Louisiana		7,374

Maine — 0.4%
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 4.00%, 7/1/2050	2,000	2,303
Maine State Housing Authority, Mortgage Purchase Series A, Rev., 4.00%, 11/15/2045	175	184

Total Maine		2,487

Maryland — 2.4%
City of Baltimore, Stormwater Projects Series 2019A, Rev., 4.00%, 7/1/2044	50	58
City of Baltimore, Water Projects Series B, Rev., 4.00%, 7/1/2033	270	324
County of Baltimore, Equipment Acquisition Program COP, 5.00%, 3/1/2029	5,735	7,352
Maryland Economic Development Corp., Port Covington Project Rev., 4.00%, 9/1/2050	1,280	1,446
Maryland Health and Higher Educational Facilities Authority, Broadmead Issue Series A, Rev., 5.00%, 7/1/2023	115	123
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	5,000	6,041
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Rev., 4.00%, 6/1/2046	500	572
Rev., 4.00%, 6/1/2051	500	570
Maryland State Transportation Authority, Transportation Facilities Projects, Tax Exempt Rev., 5.00%, 7/1/2028	10	12
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series A, Rev., 4.00%, 1/1/2031	140	146

Total Maryland		16,644

Massachusetts — 2.4%
City of Lowell, Municipal Purpose Loan GO, 5.00%, 3/1/2028	90	113
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series B, Rev., 4.00%, 6/1/2046	2,480	2,803
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	3,690	4,233
Massachusetts Development Finance Agency, Boston College Issue
Series 2020U, Rev., 5.00%, 7/1/2038	755	1,080
Series 2020U, Rev., 5.00%, 7/1/2039	665	959
Series 2020U, Rev., 5.00%, 7/1/2040	535	780
Series 2017T, Rev., 4.00%, 7/1/2042	35	40
Massachusetts Development Finance Agency, Emerson College
Rev., 5.00%, 1/1/2036	825	988
Rev., 5.00%, 1/1/2037	315	377
Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue
Series 2021G, Rev., 5.00%, 7/1/2032	250	330
Series 2021G, Rev., 5.00%, 7/1/2038	300	390
Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,000	1,069

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Massachusetts Housing Finance Agency, Single Family Housing
Series 177, Rev., AMT, 4.00%, 6/1/2039	245	257
Series 167, Rev., 4.00%, 12/1/2043	100	103
Series 169, Rev., 4.00%, 12/1/2044	260	267
Town of Bellingham, Municipal Purpose Loan GO, 4.00%, 6/15/2032	10	12
University of Massachusetts Building Authority
Series 2020-1, Rev., 5.00%, 11/1/2034	2,000	2,577
Series 2017-1, Rev., 5.25%, 11/1/2042	50	63

Total Massachusetts		16,441

Michigan — 1.6%
Berkley School District, Michigan 2015 School Building & Site Bonds, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2040	30	33
City of Grand Rapids, Sanitary Sewer System Rev., 5.00%, 1/1/2045	600	756
Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	2,000	2,307
Grand Rapids Public Schools, Unlimited Tax GO, AGM, 5.00%, 11/1/2043	1,000	1,231
Kentwood Economic Development Corp., Holland Home Obligated Group Rev., 4.00%, 11/15/2045	375	412
Michigan Finance Authority, Bronson Healthcare Group, Inc. Series A, Rev., 5.00%, 5/15/2054	1,525	1,783
Michigan Finance Authority, Trinity Health Credit Group Series 2016MI, Rev., 5.25%, 12/1/2041	1,000	1,183
Michigan State Building Authority, Facilities Program
Series 2016 I, Rev., 4.00%, 10/15/2036	50	56
Series 2015I, Rev., 4.00%, 4/15/2040	120	133
Michigan State Housing Development Authority, Single Family Mortgage Series 2015A, Rev., AMT, 4.00%, 6/1/2046	60	63
Michigan Strategic Fund, Holland Home Obligated Group Rev., 5.00%, 11/15/2043	750	859
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	1,000	1,154
Niles Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2041	25	27
University of Michigan Rev., 4.00%, 4/1/2034	50	57
Walled Lake Consolidated School District GO, Q-SBLF, 5.00%, 5/1/2033	10	13
West Ottawa Public Schools, School Building and Site, Unlimited Tax Series 2014-1, GO, 4.00%, 5/1/2024(c)	25	27
Western Michigan University, Tax Exempt
Series 2021A, Rev., AGM, 5.00%, 11/15/2032	125	165
Series 2021A, Rev., AGM, 5.00%, 11/15/2033	150	197
Series 2021A, Rev., AGM, 5.00%, 11/15/2046	500	638
Whitehall District Schools, Unlimited Tax GO, AGM, 5.00%, 5/1/2033	25	30

Total Michigan		11,124

Minnesota — 2.0%
Aurora Independent School District No. 2711, School Building, Capital Appreciation
Series 2017B, GO, Zero Coupon, 2/1/2026	150	136
Series 2017B, GO, Zero Coupon, 2/1/2027	400	351
Series 2017B, GO, Zero Coupon, 2/1/2028	225	190
Series 2017B, GO, Zero Coupon, 2/1/2030	880	679
City of Hopkins Series 2017B, GO, 4.00%, 2/1/2026	25	28
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2048	3,000	3,391
City of Rochester, Health Care Facilities, Mayo Clinic Series 2016B, Rev., 5.00%, 11/15/2036	30	45
City of Woodbury, Charter School Lease Rev., 4.00%, 12/1/2050	250	271
Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2022	160	161

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
East Grand Forks Independent School District No. 595, School Building Series A, GO, 4.00%, 2/1/2027	15	17
Greenway Independent School District No. 316, Capital Appreciation
Series 2019F, GO, Zero Coupon, 2/1/2029	1,320	1,170
Series 2019F, GO, Zero Coupon, 2/1/2030	700	601
Series 2019F, GO, Zero Coupon, 2/1/2031	545	452
Lakeville Independent School District No. 194 Series 2018A, GO, 5.00%, 2/1/2028	25	30
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	45	45
Minnesota Higher Education Facilities Authority, Carleton College
Rev., 4.00%, 3/1/2032	1,000	1,130
Rev., 4.00%, 3/1/2033	500	564
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2014A, Rev., AMT, 4.00%, 7/1/2038	115	119
Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 1/1/2045	355	374
Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	220	235
Virginia Independent School District No. 706 Series A, GO, 5.00%, 2/1/2030	3,000	3,716

Total Minnesota		13,705

Mississippi — 0.5%
Mississippi Development Bank, Lafayette County School District Project Rev., 4.00%, 4/1/2033	20	24
Mississippi Development Bank, Northwest Mississippi Community College Improvement Project Rev., 4.00%, 3/1/2050	2,335	2,688
Mississippi Development Bank, Special Obligation, Water and Sewer System Project Rev., AGM, 6.88%, 12/1/2040	1,000	1,113

Total Mississippi		3,825

Missouri — 0.8%
City of Sedalia COP, 4.00%, 7/15/2035	205	231
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Project Series 2019C, Rev., 4.00%, 2/1/2048	265	296
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,111
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,105
Health and Educational Facilities Authority of the State of Missouri, SSM Health System Series A, Rev., 4.00%, 6/1/2048	2,160	2,463
Health and Educational Facilities Authority of the State of Missouri, State University Rev., 4.00%, 10/1/2036	100	116
Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2034	10	12
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program
Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	235	246
Series 2015B-2, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/1/2045	275	293
St. Louis County Reorganized School District No. R-6 GO, 5.00%, 2/1/2023	10	11

Total Missouri		5,884

Montana — 0.2%
Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	45	47
Montana Facility Finance Authority, SCL Health System Series A, Rev., 4.00%, 1/1/2038	1,200	1,413

Total Montana		1,460

Nebraska — 0.7%
Central Plains Energy Project, Gas Project No. 3
Series 2017A, Rev., 5.00%, 9/1/2034	1,000	1,352
Series 2017A, Rev., 5.00%, 9/1/2037	1,500	2,108

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Douglas County Hospital Authority No. 2, Children’s Hospital Obligated Group
Series 2020A, Rev., 4.00%, 11/15/2040	575	681
Series 2020A, Rev., 4.00%, 11/15/2041	300	354
Douglas County Hospital Authority No. 2, Health Facilities, Nebraska Medicine Rev., 5.00%, 5/15/2030	10	12
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2015A, Rev., 5.00%, 1/1/2026	100	113
Series A, Rev., 5.00%, 1/1/2034	185	219
Series 2016A, Rev., 5.00%, 1/1/2035	25	30

Total Nebraska		4,869

Nevada — 0.5%
City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	415
Las Vegas Convention and Visitors Authority, Convention Center Expansion Series B, Rev., 4.00%, 7/1/2049	2,500	2,809
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2031	15	18

Total Nevada		3,242

New Hampshire — 0.5%
New Hampshire Business Finance Authority, Springpoint Senior Living Project Rev., 4.00%, 1/1/2041	1,000	1,089
New Hampshire Business Finance Authority, The Lawrenceville School Project Series 2021A, Rev., 4.00%, 7/1/2051	2,000	2,350

Total New Hampshire		3,439

New Jersey — 4.9%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 4.00%, 7/1/2047	50	59
Series 2021A, Rev., AGM, 4.00%, 7/1/2053	125	147
County of Middlesex, Civic Square II Redevelopment Associates LLC COP, 4.00%, 6/15/2022	110	112
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	284
New Jersey Economic Development Authority, School Facilities Construction
Series NN, Rev., 5.00%, 3/1/2024	150	158
Rev., 4.00%, 6/15/2046	1,375	1,566
Rev., 4.00%, 6/15/2050	1,000	1,135
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	3,247
New Jersey Educational Facilities Authority, Capital Improvement Series 2016B, Rev., 5.00%, 9/1/2036	105	123
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	635	705
New Jersey Transportation Trust Fund Authority
Series BB, Rev., 4.00%, 6/15/2038	1,500	1,700
Series 2020AA, Rev., 4.00%, 6/15/2050	1,375	1,560
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A-1, Rev., 5.00%, 6/15/2027	2,670	3,160
Series A, Rev., 5.00%, 6/15/2031	3,000	3,511
New Jersey Transportation Trust Fund Authority, Transportation System Series A, Rev., Zero Coupon, 12/15/2036	10,355	7,405
New Jersey Turnpike Authority Series 2021A, Rev., 4.00%, 1/1/2042	1,000	1,192
State of New Jersey, COVID-19 Emergency Bonds
GO, 4.00%, 6/1/2031	1,000	1,230
GO, 4.00%, 6/1/2032	2,000	2,486
Tobacco Settlement Financing Corp.
Series A, Rev., 4.00%, 6/1/2037	1,000	1,142
Series A, Rev., 5.00%, 6/1/2046	1,000	1,175
Series A, Rev., 5.25%, 6/1/2046	1,500	1,796

Total New Jersey		33,893

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Mexico — 0.1%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Series B-1, Class I, Rev., AMT,
GNMA/FNMA/FHLMC, 3.75%, 3/1/2048	380	411

New York — 8.4%
Buffalo and Erie County Industrial Land Development Corp., D’youville College Project Rev., 4.00%, 11/1/2045	2,300	2,597
City of New York Series 2018E-1, GO, 5.00%, 3/1/2041	225	275
County of Rockland Series B, GO, AGM, 5.00%, 9/1/2027	10	12
County of Suffolk Series 2020B, GO, AGM, 5.00%, 5/15/2030	1,240	1,614
Metropolitan Transportation Authority
Series H, Rev., 5.00%, 11/15/2022(c)	70	73
Series D, Rev., 5.00%, 11/15/2031	400	467
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2012A, Rev., 5.00%, 11/15/2026	25	26
Subseries B-3B, Rev., 5.00%, 11/15/2028	25	30
Series 2016B-1, Rev., 5.00%, 11/15/2029	25	30
Series 2017B-1, Rev., 5.00%, 11/15/2035	95	116
Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project Series 2020A, Rev., 5.00%, 6/1/2059(d)	540	627
Monroe County Industrial Development Corp., University of Rochester Project Series 2017C, Rev., 4.00%, 7/1/2033	60	69
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017F-1, Rev., 4.00%, 5/1/2044	375	425
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series 2019C-1, Rev., 5.00%, 11/1/2034	100	127
Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	5,000	6,219
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018 Series C-3, Rev., 5.00%, 5/1/2039	25	31
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020 Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	50	63
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012 Series 2012EE, Rev., 4.00%, 6/15/2039	35	36
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019 Subseries 2019FF-2, Rev., 5.00%, 6/15/2038	30	38
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2020AA, Rev., 5.00%, 6/15/2040	55	70
New York State Dormitory Authority, Cornell University, Green Bonds Series 2019D, Rev., 5.00%, 7/1/2036	640	941
New York State Dormitory Authority, New York University Series 2019A, Rev., 4.00%, 7/1/2045	2,000	2,329
New York State Dormitory Authority, School Districts Financing Program
Series 2018A, Rev., 5.00%, 10/1/2031	50	60
Series 2016A, Rev., 5.00%, 10/1/2032	35	42
New York State Dormitory Authority, St. John’s University Series 2007C, Rev., NATL-RE, 5.25%, 7/1/2026	100	120
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2021A, Rev., 5.00%, 3/15/2032	5,000	6,622
New York State Dormitory Authority, State Sales Tax
Series 2017A, Rev., 5.00%, 3/15/2036	100	121
Series 2018A, Rev., 5.00%, 3/15/2037	40	50
Series 2018C, Rev., 5.00%, 3/15/2038	1,250	1,551
New York State Dormitory Authority, State University Dormitory Facilities Series 2015B, Rev., 5.00%, 7/1/2026	15	17

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution Series 2017A, Rev., 5.00%, 6/15/2037	1,750	2,142
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2019A, Rev., 5.00%, 3/15/2039	25	31
Series 2019A, Rev., 5.00%, 3/15/2042	3,500	4,328
New York State Urban Development Corp., State Sales Tax Series 2019A, Rev., 5.00%, 3/15/2041	2,000	2,533
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 1/1/2036	1,500	1,685
Rev., AMT, 5.00%, 1/1/2036	1,125	1,342
Port Authority of New York and New Jersey, Consolidated
Series 188, Rev., AMT, 5.00%, 5/1/2024	50	55
Series 93, Rev., 6.13%, 6/1/2094	7,470	8,370
State of New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	205	217
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project
Rev., 5.13%, 11/1/2041(d)	850	878
Rev., 5.38%, 11/1/2054(d)	750	775
Tompkins County Development Corp., Tax Exempt Ithaca College Project Rev., 5.00%, 7/1/2032	80	97
Town of Orangetown, Rockland County, Sparkill-Palisades Fire District
GO, AGM, 4.00%, 11/15/2040	220	242
GO, AGM, 4.00%, 11/15/2041	205	227
GO, AGM, 4.00%, 11/15/2042	315	348
GO, AGM, 4.00%, 11/15/2043	325	354
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2018B, Rev., 5.00%, 11/15/2031	75	101
Series 2018C, Rev., 5.00%, 11/15/2038	35	44
Series 2018A, Rev., 5.00%, 11/15/2045	105	129
Series 2021A-1, Rev., 4.00%, 5/15/2046	4,000	4,737
Utility Debt Securitization Authority, Federally Tax-Exempt Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,626
Village of Tuxedo Park, Public Improvement GO, 4.00%, 8/1/2031	45	52
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Rev., 5.13%, 7/1/2055	1,100	1,144
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Series 2016B, Rev., 5.00%, 6/1/2025	130	150

Total New York		59,405

North Carolina — 2.6%
City of Charlotte, Water & Sewer System Rev., 5.00%, 7/1/2029	10	12
City of Greensboro, Combined Water and Sewer System, Green Bond Rev., 5.00%, 6/1/2027	10	12
City of Raleigh, Limited Obligation Series A, Rev., 4.00%, 10/1/2022	30	31
City of Winston-Salem Series B, GO, 4.00%, 6/1/2030	10	11
County of Burke, Limited Obligation
Rev., 5.00%, 4/1/2025	15	17
Rev., 5.00%, 4/1/2031	25	30
North Carolina Capital Facilities Finance Agency, Meredith College
Rev., 5.00%, 6/1/2027	105	123
Rev., 5.00%, 6/1/2028	805	935
Rev., 5.00%, 6/1/2030	400	460
North Carolina Housing Finance Agency, Homeownership Series A, Rev., AMT, 3.50%, 7/1/2039	150	156
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026(b)	1,095	1,290
Raleigh Durham Airport Authority Series 2020A, Rev., AMT, 5.00%, 5/1/2033	1,645	2,089
State of North Carolina Rev., 5.00%, 3/1/2033	7,735	9,806
Town of Fuquay-Varina Rev., 5.00%, 11/1/2030	10	13
University of North Carolina at Chapel Hill Series 2021B, Rev., 5.00%, 12/1/2039	2,205	2,969

Total North Carolina		17,954

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
North Dakota — 0.9%
City of Grand Forks, Altru Health System
Rev., 4.00%, 12/1/2040	1,750	2,034
Rev., 4.00%, 12/1/2041	1,875	2,173
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series A, Rev., 4.00%, 1/1/2022	130	135
Series 2016D, Rev., 3.50%, 7/1/2046	285	301
University of North Dakota, Housing Infrastructure Project Series 2021A, COP, AGM, 4.00%, 6/1/2051	1,430	1,651

Total North Dakota		6,294

Ohio — 4.1%
American Municipal Power, Inc., Fremont Energy Center Project
Series 2021A, Rev., 4.00%, 2/15/2037	1,700	2,039
Series 2021A, Rev., 4.00%, 2/15/2038	2,000	2,391
Athens City School District, School Facilities Construction & Improvement Series 2019A, GO, 4.00%, 12/1/2040	460	537
Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class 1, Rev., 4.00%, 6/1/2048	3,210	3,629
Butler County Port Authority, Community First Solutions Rev., 4.00%, 5/15/2046	250	288
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project Rev., 4.00%, 7/1/2051	1,000	1,165
County of Franklin, Health Care Facilities, Ohio Living Communities Series 2020B, Rev., 5.00%, 7/1/2045	5,565	6,517
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University Rev., 5.25%, 5/1/2040	1,425	1,544
County of Montgomery, Dayton Children’s Hospital Rev., 4.00%, 8/1/2051	1,500	1,746
County of Union, Memorial Hospital GO, 4.00%, 12/1/2041	1,825	2,054
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group
Series A, Rev., 5.00%, 7/1/2031	115	133
Series 2016A, Rev., 5.00%, 7/1/2032	35	40
Series A, Rev., 5.50%, 7/1/2039	1,000	1,080
Delaware City School District, School Facilities Construction and Improvement, Unlimited Tax GO, 4.00%, 12/1/2039	160	190
Greenville City School District, School Improvement GO, 5.25%, 1/1/2022(c)	2,000	2,008
Licking Heights Local School District, School Facilities Construction & Improvement, Unlimited Tax Series A, GO, 4.00%, 10/1/2034	10	12
Miami University, General Receipts Rev., 5.00%, 9/1/2029	25	30
Northeast Ohio Medical University
Series 2021A, Rev., 3.00%, 12/1/2040	250	260
Series 2021A, Rev., 4.00%, 12/1/2045	115	130
Ohio Higher Educational Facility Commission, University of Dayton 2020 Project Rev., 5.00%, 2/1/2035	735	931
State of Ohio, Higher Education
Series B, GO, 5.00%, 8/1/2023	110	113
Series A, GO, 5.00%, 5/1/2033	1,500	1,825
University of Cincinnati, General Receipts Series 2017A, Rev., 5.00%, 6/1/2045	25	30

Total Ohio		28,692

Oklahoma — 0.7%
Grand River Dam Authority Series A, Rev., 4.00%, 6/1/2022	10	10
Oklahoma Development Finance Authority, Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	2,000	2,013
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., AGM, 4.00%, 8/15/2048	700	779
Oklahoma Turnpike Authority, Second Senior Series 2017A, Rev., 5.00%, 1/1/2037	1,665	1,938

Total Oklahoma		4,740

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Oregon — 0.1%
City of Eugene, Electric Utility System Series 2016A, Rev., 4.00%, 8/1/2031	325	369
City of Sheridan, Full Faith and Credit GO, 4.00%, 12/1/2027	10	11
State of Oregon, Department of Transportation Highway User Senior Lien Series 2013A, Rev., 5.00%, 11/15/2022	5	5
State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt Series 2019A, Rev., 5.00%, 11/15/2042	35	45
Yamhill County School District No. 40 McMinnville GO, 4.00%, 6/15/2037	30	34

Total Oregon		464

Pennsylvania — 8.4%
Abington School District, Limited Tax Series 2017A, GO, 4.00%, 10/1/2037	15	17
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2044	2,000	2,231
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2036	50	56
Rev., 5.00%, 11/1/2037	430	484
Berks County Municipal Authority (The), Tower Health Project Series 2020B-3, Rev., 5.00%, 2/1/2030(b)	2,000	2,334
Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 4.00%, 7/1/2046	1,110	1,254
Central Dauphin School District
GO, 4.00%, 8/1/2026(c)	10	12
GO, 4.00%, 2/1/2030	15	17
Chester County Health and Education Facilities Authority, Main Line Health System Series 2017A, Rev., 4.00%, 10/1/2036	25	29
Chester County Industrial Development Authority, Longwood Gardens Project Rev., 4.00%, 12/1/2049	3,345	3,875
City of Pittsburgh GO, 4.00%, 9/1/2031	1,155	1,334
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., AGM, 4.00%, 6/1/2039	9,950	11,377
Commonwealth of Pennsylvania Series A, COP, 4.00%, 7/1/2046	1,200	1,348
County of Cambria Series 2020B, GO, AGM, 4.00%, 8/1/2035	700	796
DuBois Hospital Authority, Penn Highlands Healthcare Rev., 4.00%, 7/15/2048	1,200	1,340
Erie City Water Authority Series A, Rev., AGM, 5.00%, 12/1/2043	1,500	1,837
Lancaster County Hospital Authority, Health Center, Masonic Villages Project
Rev., 5.00%, 11/1/2034	35	42
Rev., 5.00%, 11/1/2036	510	606
Rev., 5.00%, 11/1/2037	250	297
Lancaster Industrial Development Authority, Landis Homes Retirement Community Project
Rev., 4.00%, 7/1/2037	175	192
Rev., 4.00%, 7/1/2046	675	729
Mifflinburg Area School District Series 2020A, GO, 4.00%, 6/15/2039	335	392
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Rev., 4.00%, 9/1/2036	1,655	1,918
Series 2018A, Rev., 4.00%, 9/1/2038	3,725	4,270
Series 2018A, Rev., 4.00%, 9/1/2043	3,740	4,251
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group
Rev., 5.00%, 5/15/2022(c)	510	521
Series 2020C, Rev., 5.00%, 11/15/2045	1,770	2,132
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Rev., 5.00%, 12/1/2044	350	402
Rev., 5.00%, 12/1/2049	500	572
Northampton County General Purpose Authority, Moravian College Project Rev., 5.00%, 10/1/2036	100	114
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Rev., VRDO, 0.95%, 12/1/2026(b)	2,950	2,950
Pennsylvania Housing Finance Agency, Single Family Mortgage

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 118A, Rev., AMT, 3.50%, 4/1/2040	290	298
Series 122, Rev., AMT, 4.00%, 10/1/2046	265	282
Pennsylvania Turnpike Commission Series 2021B, Rev., 4.00%, 12/1/2046	1,450	1,702
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2040	315	383
Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2032	1,000	1,360
School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,448
Swarthmore Borough Authority, Swarthmore College
Rev., 5.00%, 9/15/2023	25	27
Series 2016B, Rev., 4.00%, 9/15/2041	15	17
Township of West Bradford
GO, 4.00%, 12/15/2040	600	693
GO, 4.00%, 12/15/2045	1,100	1,258
Upper Merion Area School District GO, 5.00%, 1/15/2036	250	291
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project
Rev., 3.00%, 12/15/2023	335	341
Rev., 4.00%, 12/15/2028	1,000	1,114
Rev., 5.00%, 12/15/2038	750	848
West Mifflin School District, Limited Tax GO, 3.00%, 4/1/2038	1,400	1,523

Total Pennsylvania		59,314

Rhode Island — 0.0%(e)
City of Pawtucket Series D, GO, AGM, 5.00%, 7/15/2028	200	248
Rhode Island Health and Educational Building Corp., Public School Financing Program Series A, Rev., AGM, 5.00%, 5/15/2032	25	32

Total Rhode Island		280

South Carolina — 0.8%
City of Greenwood, Combined Public Utility System
Rev., 5.00%, 12/1/2023	220	240
Rev., 5.00%, 12/1/2026	340	411
Rev., 5.00%, 12/1/2028	250	317
Rev., 5.00%, 12/1/2030	675	872
City of North Charleston, Limited Obligation, Tax Increment Pledge Rev., 4.00%, 10/1/2040	90	106
Greenwood Metropolitan District, Sewer System Rev., 5.00%, 10/1/2027	10	12
South Carolina State Housing Finance and Development Authority Series A, Rev., 4.00%, 1/1/2047	190	201
South Carolina State Ports Authority Rev., AMT, 4.00%, 7/1/2040	1,095	1,198
Spartanburg County School District No. 7 Series 2019D, GO, SCSDE, 5.00%, 3/1/2044	1,970	2,477

Total South Carolina		5,834

South Dakota — 0.4%
Rapid City Area School District No. 51-4, Limited Tax, Capital Outlay
GO, 4.00%, 8/1/2029	1,165	1,364
GO, 4.00%, 8/1/2030	610	710
GO, 4.00%, 8/1/2031	420	486
South Dakota Board of Regents Housing and Auxiliary Facilities System Series 2019A, Rev., 4.00%, 4/1/2036	65	77
South Dakota Housing Development Authority, Homeownership Mortgage
Series D, Rev., AMT, 4.00%, 11/1/2029	35	35
Series 2015D, Rev., 4.00%, 11/1/2045	255	270

Total South Dakota		2,942

Tennessee — 4.9%
City of Cleveland
Series 2018B, GO, 5.00%, 6/1/2022	205	210
Series 2018B, GO, 5.00%, 6/1/2027	245	301
Series 2018B, GO, 5.00%, 6/1/2028	260	327
Series 2018B, GO, 5.00%, 6/1/2030	285	357
Series 2018B, GO, 4.00%, 6/1/2031	300	356
Series 2018B, GO, 4.00%, 6/1/2032	310	368
Series 2018B, GO, 4.00%, 6/1/2038	395	466
Series 2018B, GO, 4.00%, 6/1/2039	410	484
City of Oak Ridge
GO, 4.00%, 6/1/2037	695	790
GO, 4.00%, 6/1/2038	720	817
GO, 4.00%, 6/1/2039	750	850
County of Hamilton Series 2018A, GO, 5.00%, 4/1/2028	25	32
County of Williamson GO, 4.00%, 4/1/2033	1,490	1,791

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GO, 4.00%, 4/1/2034	1,485	1,782
County of Wilson
GO, 5.00%, 4/1/2030	3,625	4,634
Series 2017A, GO, 4.00%, 4/1/2039	25	28
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 4.00%, 7/1/2040	4,000	4,545
Knox County Health Educational & Housing Facility Board, East Tennessee Children’s Hospital
Rev., 5.00%, 11/15/2024	800	904
Rev., 4.00%, 11/15/2043	105	119
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,400
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2051	2,000	2,188
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Medical Center Series A, Rev., 5.00%, 7/1/2035	100	118
Metropolitan Nashville Airport Authority (The)
Series 2015A, Rev., 5.00%, 7/1/2035	20	23
Series 2019A, Rev., 5.00%, 7/1/2049	1,000	1,246
Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2044	1,000	1,255
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2054	1,000	1,079
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2031(b)	2,500	3,233
Tennessee Energy Acquisition Corp., Gas Project Rev., 4.00%, 11/1/2025(b)	4,000	4,457
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series B, Rev., 5.00%, 11/1/2025(c)	35	41

Total Tennessee		34,201

Texas — 5.6%
Calallen Independent School District, School Building GO, PSF-GTD, 5.00%, 2/15/2028	10	12
Central Texas Regional Mobility Authority, Senior Lien Series 2021D, Rev., 4.00%, 1/1/2044	2,500	2,945
City of Abilene, Combination Tax GO, 5.00%, 2/15/2024	10	11
City of Austin, Public Improvement
Series 2019, GO, 5.00%, 9/1/2033	2,000	2,569
City of Bryan, Electric System
Rev., AGM, 4.00%, 7/1/2031	50	57
City of Conroe
Series 2018A, GO, 5.00%, 3/1/2032	10	12
City of EI Paso, Combination Tax
GO, 4.00%, 8/15/2040	475	510
City of El Paso
GO, 4.00%, 8/15/2042	25	28
City of Garland
GO, 5.00%, 2/15/2027	10	12
City of Houston, Airport System, Subordinate Lien
Series 2012A, Rev., AMT, 5.00%, 7/1/2022(c)	35	36
City of Houston, Airport System, United Airlines, Inc., Terminal E Project
Rev., AMT, 5.00%, 7/1/2029	2,500	2,717
City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, 5.75%, 12/1/2032(c)	2,500	3,682
City of Laredo
GO, 5.00%, 2/15/2027	30	34
GO, 5.00%, 2/15/2032	40	50
City of Lucas, Combination Tax, Certificates of Obligation GO, 5.00%, 2/1/2028	170	212
City of Mission, Combination Tax GO, AGM, 5.00%, 2/15/2031	575	704
City of Pearland, Certificates of Obligation GO, 4.00%, 3/1/2032	35	41
City of San Antonio, Electric and Gas Systems
Rev., 4.00%, 2/1/2028	45	54
Rev., 5.00%, 2/1/2031	230	273
Rev., 5.00%, 2/1/2032	35	41
City of San Marcos GO, 5.00%, 8/15/2031	25	31

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Temple, Combination Tax, Certificates of Obligation Series 2016A, GO, 5.00%, 8/1/2031	50	58
City of Waxahachie Series A, GO, 5.00%, 8/1/2025	45	52
Clifton Higher Education Finance Corp., Idea Public Schools
Series B, Rev., 4.00%, 8/15/2023	500	531
Series B, Rev., 5.00%, 8/15/2024	345	386
Series 2016B, Rev., 5.00%, 8/15/2025	460	531
Rev., 6.00%, 8/15/2033	1,250	1,356
Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc.
Rev., PSF-GTD, 4.00%, 4/1/2035	400	475
Rev., PSF-GTD, 4.00%, 4/1/2036	500	592
Clint Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2025(c)	800	932
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 4.00%, 10/1/2050	550	606
County of Galveston, Unlimited Tax GO, 4.00%, 2/1/2039	10	12
County of Harris, Toll Road, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2022	10	10
County of Hidalgo
GO, 5.00%, 8/15/2028	10	12
GO, 4.00%, 8/15/2035	85	97
Series 2018B, GO, 4.00%, 8/15/2038	40	47
County of Victoria, Limited Tax GO, 4.00%, 2/15/2030	15	17
Cypress-Fairbanks Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	10	10
Dallas Fort Worth International Airport Series 2013B, Rev., 5.00%, 11/1/2044	25	26
El Paso County Hospital District GO, AGM-CR, 5.00%, 8/15/2023	510	548
Ennis Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2028	30	37
Frisco Independent School District GO, PSF-GTD, Zero Coupon, 8/15/2036	1,035	787
Harris Montgomery Counties Municipal Utility District No. 386, Unlimited Tax GO, 4.00%, 9/1/2023	15	16
Highland Park Independent School District, Dallas County, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2024	30	33
Ingleside Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2028	35	42
Killeen Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026	25	30
Metropolitan Transit Authority of Harris County Sales and Use Tax, Contractual Obligations Rev., 5.00%, 11/1/2024(c)	15	17
Midlothian Independent School District, Unlimited Tax Series 2017A, GO, PSF-GTD, 4.00%, 2/15/2037	25	28
New Hope Cultural Education Facilities Finance Corp., Westminster Project
Rev., 4.00%, 11/1/2049	100	112
Rev., 4.00%, 11/1/2055	750	839
Newark Higher Education Finance Corp., The Hughen Center, Inc. Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2029	120	152
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2031	10	12
North Texas Municipal Water District, Wastewater System Rev., 4.00%, 6/1/2028	15	18
North Texas Tollway Authority, Second Tier Rev., 4.00%, 1/1/2038	200	230
Palestine Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026	30	35
Pasadena Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2028	15	19
Permanent University Fund — University of Texas System Series A, Rev., 5.00%, 7/1/2031	210	242
Plano Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2026	40	47

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Red Oak Independent School District GO, PSF-GTD, 5.00%, 8/15/2030	20	24
Round Rock Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/1/2032	170	194
San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2051	500	537
San Antonio Education Facilities Corp., University of the Incarnate Word Project Series 2021A, Rev., 4.00%, 4/1/2046	1,750	1,983
San Antonio Water System, Junior Lien Series 2017A, Rev., 4.00%, 5/15/2034	60	69
Socorro Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026	45	53
Stafford Municipal School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2029	35	44
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Rev., 5.50%, 9/1/2023(c)	2,300	2,507
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.75%, 11/15/2051	3,000	3,520
Texas Public Finance Authority Rev., 4.00%, 2/1/2035	2,315	2,749
Texas Water Development Board, Water Implementation Fund
Series B, Rev., 5.00%, 4/15/2026	25	30
Series 2019A, Rev., 4.00%, 10/15/2037	500	602
Series 2019A, Rev., 4.00%, 10/15/2044	2,100	2,479
Texas Woman’s University, Financing System Rev., 4.00%, 7/1/2030	10	11
West Harris County Regional Water Authority Rev., 4.00%, 12/15/2045	1,000	1,171

Total Texas		38,998

Utah — 0.4%
City of Lehi, Sales Tax Rev., 4.00%, 6/1/2039	480	549
City of Provo GO, 5.00%, 1/1/2032	10	12
City of Salt Lake, International Airport Series 2017B, Rev., 5.00%, 7/1/2042	260	313
City of South Jordan, Sales Tax Rev., 5.00%, 8/15/2038	25	32
Tooele County Municipal Building Authority, Cross-Over Lease Rev., 4.00%, 12/15/2042	25	28
University of Utah (The) Series 2018A, Rev., 5.00%, 8/1/2044	60	75
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 4.00%, 10/15/2035	400	468
Rev., 4.00%, 10/15/2036	400	466
Rev., 4.00%, 10/15/2038	500	581
Rev., 4.00%, 10/15/2041	350	404

Total Utah		2,928

Vermont — 0.6%
City of Burlington, Public Improvement
Series 2019A, GO, 4.00%, 11/1/2037	500	593
Series 2019A, GO, 4.00%, 11/1/2039	435	515
Vermont Housing Finance Agency, Multiple Purpose Series A, Rev., AMT, 4.00%, 11/1/2046	140	150
Vermont Municipal Bond Bank Series 1, Rev., 5.00%, 12/1/2034	30	36
Vermont Student Assistance Corp., Education Loan
Series A, Rev., AMT, 5.00%, 6/15/2022	725	743
Series 2018A, Rev., AMT, 3.63%, 6/15/2029	550	576
Series A, Rev., AMT, 3.75%, 6/15/2030	765	803
Series A, Rev., AMT, 4.00%, 6/15/2031	270	284
Series A, Rev., AMT, 4.00%, 6/15/2032	110	116
Series A, Rev., AMT, 4.00%, 6/15/2033	145	152
Series 2018A, Rev., AMT, 4.00%, 6/15/2034	110	115

Total Vermont		4,083

Virginia — 1.3%
Capital Region Airport Commission, Richmond International Airport
Series 2016A, Rev., 4.00%, 7/1/2035	350	392
Series 2016A, Rev., 4.00%, 7/1/2036	320	358
City of Portsmouth, Tax Exempt

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015A, GO, 5.00%, 8/1/2025	20	23
City of Richmond, Public Improvement Series 2018A, GO, 5.00%, 3/1/2029	5	6
Lynchburg Economic Development Authority, Central Health, Inc.
Rev., 4.00%, 1/1/2041	1,140	1,362
Rev., 4.00%, 1/1/2055	1,500	1,744
Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., 4.00%, 11/1/2048	4,375	4,976
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs Series 2017E, Rev., 5.00%, 2/1/2029	10	12
Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program Series B, Rev., 5.00%, 11/1/2026	5	5
Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2017B, Rev., 5.00%, 11/1/2028	10	13

Total Virginia		8,891

Washington — 1.0%
City of Lynnwood, Utility System Rev., 5.00%, 12/1/2028	25	31
County of King, Sewer
Series 2102C, Rev., 5.00%, 1/1/2023	40	42
Series 2018B, Rev., 5.00%, 7/1/2031	10	12
Energy Northwest Series C, Rev., 5.00%, 7/1/2023	25	27
King County School District No. 414 Lake Washington, Unlimited Tax GO, 5.00%, 12/1/2028	15	18
Pierce and Lewis Counties School District No. 404, Unlimited Tax GO, 4.00%, 12/1/2025	5	6
Pierce County School District No. 416 White River, Unlimited Tax
GO, 4.00%, 12/1/2030	10	11
Washington Health Care Facilities Authority, Commonspirit Health Series A-1, Rev., 5.00%, 8/1/2031	1,000	1,270
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 4.00%, 9/1/2045	2,500	2,901
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041(d)	2,000	2,149
Washington State Housing Finance Commission, Single Family Program Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	165	172
Western Washington University, Housing and Dining System, Junior Lien Series A, Rev., AMBAC, 5.50%, 10/1/2022(c)	495	517

Total Washington		7,156

West Virginia — 0.2%
West Virginia Hospital Finance Authority, United Health System Series A, Rev., 4.00%, 6/1/2051	1,000	1,123

Wisconsin — 3.7%
Public Finance Authority, Blue Ridge Healthcare Facilities Series 2020A, Rev., 3.00%, 1/1/2050	1,000	1,053
Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2051	1,000	1,091
Public Finance Authority, ENO River Academy Project Series 2020A, Rev., 5.00%, 6/15/2054(d)	690	780
Public Finance Authority, KU Campus Development Corp. — Central District Development Project Rev., 5.00%, 3/1/2027	280	329
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Rev., 4.75%, 11/15/2053(d)	2,740	2,901
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 5.00%, 1/1/2040	3,000	3,610
Public Finance Authority, Triad Educational Services, Inc.
Series 2021A, Rev., 4.00%, 6/15/2051	2,290	2,536
Series 2021A, Rev., 4.00%, 6/15/2061	2,750	3,016
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018A, Rev., 5.00%, 8/15/2033	55	69
Wisconsin Health and Educational Facilities Authority, Beloit Health System, Inc. Rev., 4.00%, 7/1/2046	15	16

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. Rev., 4.00%, 8/15/2047	4,800	5,449
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc.
Series B, Rev., 5.00%, 7/1/2038	150	176
Series A, Rev., 5.00%, 7/1/2044	210	245
Series A, Rev., 5.00%, 7/1/2049	750	870
Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc., Project Series 2018A, Rev., 5.00%, 9/15/2023(c)	665	720
Wisconsin Health and Educational Facilities Authority, Thedacare, Inc. Rev., 4.00%, 12/15/2039	500	545
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Rev., 4.00%, 8/15/2046	1,350	1,549
Wisconsin Housing and Economic Development Authority, Home Ownership
Series B, Rev., 4.00%, 3/1/2048	600	643

Total Wisconsin		25,598

TOTAL MUNICIPAL BONDS (Cost $615,909)		663,210

	Shares (000)
SHORT-TERM INVESTMENTS — 3.9%
INVESTMENT COMPANIES — 3.9%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.05%(f)(g) (Cost $27,246)	27,238	27,249

Total Investments — 98.9% (Cost $643,155)		690,459
Other Assets Less Liabilities — 1.1%		7,444

Net Assets — 100.0%		697,903

Percentages indicated are based on net assets.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
VRDO	Variable Rate Demand Obligation
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2021.

Futures contracts outstanding as of November 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note	(41)	03/2022	USD	(5,362)	(55)
U.S. Treasury 10 Year Ultra Note	(144)	03/2022	USD	(21,161)	(327)
U.S. Treasury Ultra Bond	(11)	03/2022	USD	(2,205)	(59)

					(441)

Abbreviations

USD	United States Dollar

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1– Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$663,210	$—	$663,210
Short-Term Investments
Investment Companies	27,249	—	—	27,249

Total Investments in Securities	$27,249	$663,210	$—	$690,459

Depreciation in Other Financial Instruments
Futures Contracts	$(441)	$—	$—	$(441)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.05%(a)(b)	$32,164	$103,663	$108,575	$(3)	$—	(c)	$27,249	27,238	$6	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.
(c)	Amount rounds to less than one thousand.